Actual Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Entities
Regulatory Assets [Line Items]
Total Capital to Risk Weighted Assets, Actual Amount	$ 229,015	$ 137,525	$ 109,457	$ 93,594
Total Capital to Risk Weighted Assets, Actual Ratio (percent)	15.69%	10.51%	11.19%	11.10%
Total Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Amount	116,756	104,693	78,254	67,443
Total Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio (percent)	8.00%	8.00%	8.00%	8.00%
Tier I Capital to Risk Weighted Assets, Actual Amount	201,350	107,539	84,049	74,825
Tier I Capital to Risk Weighted Assets, Actual Ratio (percent)	13.80%	8.22%	8.59%	8.88%
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Amount	58,378	52,346	39,127	33,721
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio (percent)	4.00%	4.00%	4.00%	4.00%
Tier I Capital to Average Assets, Actual Amount	201,350	107,539	84,049	74,825
Tier I Capital to Average Assets, Actual Ratio (percent)	10.91%	6.45%	6.89%	6.98%
Tier I Capital to Average Assets, Minimum Required for Capital Adequacy Purposes Amount	73,839	66,722	48,763	42,859
Tier I Capital to Average Assets, Minimum Required for Capital Adequacy Purposes Ratio (percent)	4.00%	4.00%	4.00%	4.00%
Independent Bank
Regulatory Assets [Line Items]
Total Capital to Risk Weighted Assets, Actual Amount	180,868	143,618	108,777	101,203
Total Capital to Risk Weighted Assets, Actual Ratio (percent)	12.49%	11.07%	11.32%	12.01%
Total Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Amount	115,816	103,790	76,904	67,405
Total Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio (percent)	8.00%	8.00%	8.00%	8.00%
Total Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	144,770	129,738	96,131	84,257
Total Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (percent)	10.00%	10.00%	10.00%	10.00%
Tier I Capital to Risk Weighted Assets, Actual Amount	168,106	132,140	99,717	92,800
Tier I Capital to Risk Weighted Assets, Actual Ratio (percent)	11.61%	10.19%	10.37%	11.01%
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Amount	57,908	51,895	38,452	33,703
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio (percent)	4.00%	4.00%	4.00%	4.00%
Tier I Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	86,862	77,843	57,678	50,554
Tier I Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (percent)	6.00%	6.00%	6.00%	6.00%
Tier I Capital to Average Assets, Actual Amount	168,106	132,140	99,717	92,800
Tier I Capital to Average Assets, Actual Ratio (percent)	9.18%	7.99%	8.28%	8.56%
Tier I Capital to Average Assets, Minimum Required for Capital Adequacy Purposes Amount	73,211	66,162	48,167	43,353
Tier I Capital to Average Assets, Minimum Required for Capital Adequacy Purposes Ratio (percent)	4.00%	4.00%	4.00%	4.00%
Tier I Capital to Average Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 91,514	$ 82,702	$ 60,209	$ 54,192
Tier I Capital to Average Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (percent)	5.00%	5.00%	5.00%	5.00%